SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund

June 30, 2025 (Unaudited)
Principal Amount		Value
U.S. Government Agency Backed Mortgages — 101.0%
Fannie Mae — 65.0%
$20,900,000	(TBA), 2.50%, 7/1/55	$17,331,221
45,500,000	(TBA), 2.00%, 7/1/55	36,007,699
39,742	Pool #258022, 5.50%, 5/1/34	41,112
35,990	Pool #258070, 5.00%, 6/1/34	36,566
39,653	Pool #258157, 5.00%, 8/1/34	40,288
62,190	Pool #258251, 5.50%, 1/1/35	64,337
73,476	Pool #258305, 5.00%, 3/1/35	74,613
44,228	Pool #258394, 5.00%, 5/1/35	44,907
32,929	Pool #258410, 5.00%, 4/1/35	33,434
69,971	Pool #258450, 5.50%, 8/1/35	72,383
117,594	Pool #258627, 5.50%, 2/1/36	121,648
15,365	Pool #258737, 5.50%, 12/1/35	15,889
16,040	Pool #259378, 6.00%, 12/1/31	16,525
10,861	Pool #259393, 6.00%, 1/1/32	11,189
26,163	Pool #259590, 5.50%, 11/1/32	26,868
56,718	Pool #259611, 5.50%, 11/1/32	58,233
20,446	Pool #259671, 5.50%, 2/1/33	20,998
49,247	Pool #259686, 5.50%, 3/1/33	50,710
38,149	Pool #259761, 5.00%, 6/1/33	38,775
53,252	Pool #259777, 5.00%, 7/1/33	54,127
31,532	Pool #259789, 5.00%, 7/1/33	32,050
32,309	Pool #259830, 5.00%, 8/1/33	32,839
21,079	Pool #259848, 5.00%, 9/1/33	21,425
46,305	Pool #259867, 5.50%, 10/1/33	47,678
25,162	Pool #259869, 5.50%, 10/1/33	25,908
22,734	Pool #259998, 5.00%, 3/1/34	23,097
239,335	Pool #470828, 3.53%, 3/1/32	229,592
18,474	Pool #579402, 6.50%, 4/1/31	19,335
16,792	Pool #583728, 6.50%, 6/1/31	17,575
6,086	Pool #590931, 6.50%, 7/1/31	6,371
24,643	Pool #607611, 6.50%, 11/1/31	25,792
23,686	Pool #644437, 6.50%, 6/1/32	24,894
489,911	Pool #663159, 5.00%, 7/1/32	497,071
22,671	Pool #670278, 5.50%, 11/1/32	23,283
2,099	Pool #676702, 5.50%, 11/1/32	2,155
32,080	Pool #677591, 5.50%, 12/1/32	32,937
130,548	Pool #695961, 5.50%, 1/1/33	134,049
82,614	Pool #696407, 5.50%, 4/1/33	85,063
222,258	Pool #702478, 5.50%, 6/1/33	228,866
70,427	Pool #702479, 5.00%, 6/1/33	71,581
24,363	Pool #723066, 5.00%, 4/1/33	24,763
103,763	Pool #723067, 5.50%, 5/1/33	106,848
95,011	Pool #723070, 4.50%, 5/1/33	95,496
116,571	Pool #727311, 4.50%, 9/1/33	117,174
84,081	Pool #727312, 5.00%, 9/1/33	85,465

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$42,894	Pool #727315, 6.00%, 10/1/33	$44,512
24,943	Pool #738589, 5.00%, 9/1/33	25,352
30,894	Pool #739269, 5.00%, 9/1/33	31,401
50,257	Pool #748041, 4.50%, 10/1/33	50,515
57,182	Pool #749891, 5.00%, 9/1/33	58,120
28,124	Pool #753533, 5.00%, 11/1/33	28,585
27,059	Pool #755679, 6.00%, 1/1/34	28,075
250,823	Pool #777621, 5.00%, 2/1/34	254,946
55,728	Pool #781741, 6.00%, 9/1/34	58,003
29,071	Pool #781959, 5.50%, 6/1/34	30,073
15,157	Pool #783893, 5.50%, 12/1/34	15,680
50,047	Pool #783929, 5.50%, 10/1/34	51,776
41,088	Pool #799548, 6.00%, 9/1/34	42,766
462,273	Pool #806754, 4.50%, 9/1/34	464,757
193,141	Pool #806757, 6.00%, 9/1/34	201,111
218,267	Pool #806761, 5.50%, 9/1/34	225,820
78,529	Pool #808205, 5.00%, 1/1/35	79,784
134,372	Pool #815009, 5.00%, 4/1/35	136,461
35,732	Pool #820336, 5.00%, 9/1/35	36,280
71,767	Pool #822008, 5.00%, 5/1/35	72,877
108,820	Pool #829276, 5.00%, 8/1/35	110,511
66,942	Pool #829649, 5.50%, 3/1/35	69,255
717	Pool #844361, 5.50%, 11/1/35	717
20,000	Pool #845245, 5.50%, 11/1/35	20,687
13,588	Pool #866969, 6.00%, 2/1/36	14,194
58,965	Pool #884693, 5.50%, 4/1/36	60,981
147,688	Pool #885724, 5.50%, 6/1/36	152,731
53,551	Pool #919368, 5.50%, 4/1/37	55,302
213,178	Pool #922582, 6.00%, 12/1/36	223,262
78,028	Pool #934941, 5.00%, 8/1/39	79,173
236,429	Pool #934942, 5.00%, 9/1/39	239,902
156,882	Pool #948600, 6.00%, 8/1/37	164,622
56,052	Pool #952678, 6.50%, 8/1/37	60,027
75,444	Pool #986239, 6.00%, 7/1/38	79,154
97,926	Pool #986957, 5.50%, 7/1/38	101,127
130,434	Pool #990617, 5.50%, 9/1/38	134,716
122,655	Pool #AA0645, 4.50%, 3/1/39	122,310
105,596	Pool #AA3207, 4.50%, 3/1/39	105,299
84,791	Pool #AA7042, 4.50%, 6/1/39	84,553
206,733	Pool #AA7658, 4.00%, 6/1/39	200,777
550,977	Pool #AB7798, 3.00%, 1/1/43	502,200
751,316	Pool #AB9204, 3.00%, 4/1/43	682,055
56,276	Pool #AC1463, 5.00%, 8/1/39	57,102
209,409	Pool #AC2109, 4.50%, 7/1/39	208,820
212,616	Pool #AC4395, 5.00%, 9/1/39	215,735
79,745	Pool #AC5329, 5.00%, 10/1/39	80,915
161,876	Pool #AC6305, 5.00%, 11/1/39	164,254
114,629	Pool #AC6307, 5.00%, 12/1/39	116,309

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$178,966	Pool #AC6790, 5.00%, 12/1/39	$181,595
254,892	Pool #AC7199, 5.00%, 12/1/39	258,624
239,272	Pool #AD1470, 5.00%, 2/1/40	242,530
476,808	Pool #AD1471, 4.50%, 2/1/40	475,466
332,216	Pool #AD1585, 4.50%, 2/1/40	331,281
283,220	Pool #AD1586, 5.00%, 1/1/40	287,387
181,588	Pool #AD1638, 4.50%, 2/1/40	180,986
115,965	Pool #AD1640, 4.50%, 3/1/40	115,581
451,576	Pool #AD1942, 4.50%, 1/1/40	450,305
133,939	Pool #AD1988, 4.50%, 2/1/40	133,562
147,806	Pool #AD2896, 5.00%, 3/1/40	149,806
6,050	Pool #AD4456, 4.50%, 4/1/40	6,030
287,574	Pool #AD4458, 4.50%, 4/1/40	286,621
156,689	Pool #AD4940, 4.50%, 6/1/40	156,170
54,049	Pool #AD4946, 4.50%, 6/1/40	53,870
98,674	Pool #AD5728, 5.00%, 4/1/40	100,009
43,822	Pool #AD7242, 4.50%, 7/1/40	43,677
75,217	Pool #AD7256, 4.50%, 7/1/40	74,968
200,996	Pool #AD7271, 4.50%, 7/1/40	200,330
217,796	Pool #AD7272, 4.50%, 7/1/40	217,074
73,236	Pool #AD8960, 5.00%, 6/1/40	74,226
273,245	Pool #AD9614, 4.50%, 8/1/40	272,339
592,471	Pool #AE2012, 4.00%, 9/1/40	575,289
97,385	Pool #AE2023, 4.00%, 9/1/40	94,562
152,759	Pool #AE5432, 4.00%, 10/1/40	148,330
274,388	Pool #AE5435, 4.50%, 9/1/40	273,479
93,593	Pool #AE5806, 4.50%, 9/1/40	93,283
242,879	Pool #AE5861, 4.00%, 10/1/40	235,835
108,289	Pool #AE5862, 4.00%, 10/1/40	105,143
224,368	Pool #AE6850, 4.00%, 10/1/40	217,862
127,026	Pool #AE7699, 4.00%, 11/1/40	123,340
342,569	Pool #AE7703, 4.00%, 10/1/40	332,627
104,689	Pool #AH0300, 4.00%, 11/1/40	101,647
90,659	Pool #AH0301, 3.50%, 11/1/40	85,429
98,211	Pool #AH0306, 4.00%, 12/1/40	95,364
305,203	Pool #AH0508, 4.00%, 11/1/40	296,352
396,981	Pool #AH0537, 4.00%, 12/1/40	385,448
455,454	Pool #AH0914, 4.50%, 11/1/40	453,945
222,395	Pool #AH0917, 4.00%, 12/1/40	215,945
180,421	Pool #AH1077, 4.00%, 1/1/41	175,193
162,406	Pool #AH2973, 4.00%, 12/1/40	157,698
192,255	Pool #AH2980, 4.00%, 1/1/41	186,670
472,200	Pool #AH5656, 4.00%, 1/1/41	458,483
280,348	Pool #AH5658, 4.00%, 2/1/41	272,218
179,371	Pool #AH5662, 4.00%, 2/1/41	174,171
21,364	Pool #AH5882, 4.00%, 2/1/26	21,247
135,078	Pool #AH6764, 4.00%, 3/1/41	131,160

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$386,202	Pool #AH6768, 4.00%, 3/1/41	$374,268
262,788	Pool #AH7281, 4.00%, 3/1/41	254,668
94,816	Pool #AH7526, 4.50%, 3/1/41	94,117
255,123	Pool #AH7537, 4.00%, 3/1/41	247,240
121,319	Pool #AH8878, 4.50%, 4/1/41	120,425
60,431	Pool #AH8885, 4.50%, 4/1/41	59,986
11,094	Pool #AH9050, 3.50%, 2/1/26	11,022
302,048	Pool #AI0114, 4.00%, 3/1/41	292,715
211,438	Pool #AI1846, 4.50%, 5/1/41	209,880
239,576	Pool #AI1847, 4.50%, 5/1/41	237,811
340,249	Pool #AI1848, 4.50%, 5/1/41	337,742
248,705	Pool #AI1849, 4.50%, 5/1/41	246,873
150,010	Pool #AJ0651, 4.00%, 8/1/41	145,371
494,312	Pool #AJ9133, 4.00%, 1/1/42	479,038
180,078	Pool #AK6715, 3.50%, 3/1/42	168,672
301,266	Pool #AK6716, 3.50%, 3/1/42	282,184
146,279	Pool #AK6718, 3.50%, 2/1/42	137,066
203,255	Pool #AM6907, 3.68%, 10/1/32	193,647
350,000	Pool #AN0360, 3.95%, 12/1/45	291,695
824,554	Pool #AN2066, 2.75%, 7/1/26	810,331
839,611	Pool #AN2746, 2.30%, 9/1/26	819,772
759,051	Pool #AN5053, 3.34%, 4/1/27	748,213
187,201	Pool #AN6580, 3.36%, 9/1/29	181,722
855,574	Pool #AN7154, 3.21%, 10/1/32	798,442
1,950,721	Pool #AN8055, 3.05%, 1/1/30	1,862,016
1,472,897	Pool #AN8121, 3.16%, 1/1/35	1,305,486
480,969	Pool #AN8915, 3.48%, 4/1/30	466,265
162,620	Pool #AO2923, 3.50%, 5/1/42	152,535
508,527	Pool #AO8029, 3.50%, 7/1/42	476,543
114,325	Pool #AP7483, 3.50%, 9/1/42	107,180
65,511	Pool #AQ6710, 2.50%, 10/1/27	64,289
529,862	Pool #AQ7193, 3.50%, 7/1/43	496,831
101,008	Pool #AR6928, 3.00%, 3/1/43	91,713
711,777	Pool #AS3494, 4.00%, 10/1/44	682,833
170,455	Pool #AS3929, 4.00%, 12/1/44	163,524
205,492	Pool #AS4070, 4.00%, 12/1/44	194,478
134,603	Pool #AS4390, 3.50%, 2/1/45	125,367
155,338	Pool #AS4732, 3.50%, 4/1/45	143,976
447,096	Pool #AS4905, 3.50%, 4/1/45	414,186
689,001	Pool #AS5341, 3.50%, 7/1/45	637,404
229,964	Pool #AS5576, 4.00%, 8/1/45	219,029
374,189	Pool #AS5919, 3.50%, 9/1/45	347,323
198,175	Pool #AS6303, 4.00%, 11/1/45	188,754
394,162	Pool #AS6778, 3.50%, 3/1/46	363,214
243,713	Pool #AS6958, 3.50%, 4/1/46	224,840
679,246	Pool #AS7138, 3.50%, 5/1/46	625,228
352,384	Pool #AS7139, 3.50%, 5/1/46	324,360
640,494	Pool #AS7334, 3.00%, 6/1/46	572,574

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$670,534	Pool #AS7335, 3.00%, 5/1/46	$595,844
300,798	Pool #AS7336, 3.00%, 6/1/46	262,252
1,143,868	Pool #AS7504, 3.00%, 7/1/46	1,016,453
414,996	Pool #AS7516, 3.00%, 7/1/46	368,770
272,353	Pool #AS7517, 3.00%, 6/1/46	243,904
112,171	Pool #AS7518, 3.00%, 7/1/46	100,539
139,331	Pool #AS7674, 3.00%, 8/1/46	123,811
905,768	Pool #AS7676, 3.00%, 8/1/46	804,875
217,976	Pool #AS8289, 3.00%, 10/1/46	193,696
480,921	Pool #AS8633, 3.50%, 1/1/47	442,674
283,054	Pool #AS8776, 3.50%, 2/1/47	260,543
314,139	Pool #AS9381, 4.00%, 4/1/47	297,315
149,180	Pool #AS9549, 4.00%, 5/1/47	141,218
186,897	Pool #AS9550, 4.00%, 5/1/47	176,837
177,264	Pool #AS9825, 4.00%, 6/1/47	167,771
389,366	Pool #AT2688, 3.00%, 5/1/43	353,338
130,607	Pool #AT3963, 2.50%, 3/1/28	127,628
45,347	Pool #AT7873, 2.50%, 6/1/28	44,324
18,337	Pool #AU0971, 3.50%, 8/1/43	17,194
331,186	Pool #AU2165, 3.50%, 7/1/43	310,540
299,382	Pool #AU2188, 3.50%, 8/1/43	280,719
232,779	Pool #AU7003, 4.00%, 11/1/43	224,082
160,743	Pool #AU7005, 4.00%, 11/1/43	154,752
106,947	Pool #AV0679, 4.00%, 12/1/43	102,958
235,227	Pool #AV9282, 4.00%, 2/1/44	225,682
120,857	Pool #AW1565, 4.00%, 4/1/44	115,947
507,246	Pool #AW5046, 4.00%, 7/1/44	486,663
73,245	Pool #AW5047, 4.00%, 7/1/44	70,272
95,510	Pool #AW7040, 4.00%, 6/1/44	91,630
612,221	Pool #AX2884, 3.50%, 11/1/44	559,520
421,291	Pool #AX4860, 3.50%, 12/1/44	392,180
512,520	Pool #AY1389, 3.50%, 4/1/45	474,139
64,772	Pool #AY3435, 3.50%, 5/1/45	60,256
322,121	Pool #AY5571, 3.50%, 6/1/45	297,998
242,478	Pool #BC0802, 3.50%, 4/1/46	223,439
182,123	Pool #BC0804, 3.50%, 4/1/46	167,640
208,726	Pool #BC1135, 3.00%, 6/1/46	187,081
639,194	Pool #BD5021, 3.50%, 2/1/47	588,399
865,644	Pool #BD7140, 4.00%, 4/1/47	819,057
795,881	Pool #BE4232, 3.00%, 12/1/46	707,228
164,030	Pool #BE9743, 3.50%, 4/1/47	150,735
448,588	Pool #BH2665, 3.50%, 9/1/47	411,354
98,042	Pool #BH4659, 4.00%, 6/1/47	93,143
244,893	Pool #BJ0657, 4.00%, 2/1/48	231,337
233,770	Pool #BJ2670, 4.00%, 4/1/48	220,828
703,094	Pool #BJ5158, 4.00%, 4/1/48	664,168
281,106	Pool #BK7685, 4.00%, 10/1/48	265,543

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$400,862	Pool #BK7924, 4.00%, 11/1/48	$379,509
894,150	Pool #BL4589, 2.45%, 10/1/29	837,651
8,920,000	Pool #BL4650, 2.30%, 10/1/31	7,975,656
435,736	Pool #BL5454, 2.77%, 1/1/35	382,605
95,997	Pool #BO1263, 3.50%, 6/1/49	88,090
415,319	Pool #BO3599, 3.00%, 9/1/49	364,294
535,881	Pool #BO5263, 3.00%, 9/1/49	470,044
2,117,209	Pool #BO6771, 2.50%, 5/1/51	1,767,700
366,770	Pool #BP3417, 2.50%, 5/1/51	306,110
527,080	Pool #BP8731, 2.50%, 6/1/50	444,341
837,005	Pool #BP8741, 2.50%, 6/1/50	701,447
1,461,004	Pool #BQ4469, 2.00%, 2/1/51	1,165,293
457,962	Pool #BQ4493, 1.50%, 2/1/51	345,047
910,566	Pool #BQ7523, 2.00%, 11/1/50	727,217
654,782	Pool #BQ7524, 2.50%, 10/1/50	551,185
3,970,592	Pool #BR0940, 2.00%, 4/1/51	3,163,895
773,230	Pool #BR1037, 2.50%, 5/1/51	645,585
1,832,697	Pool #BR1113, 2.00%, 11/1/50	1,463,032
765,051	Pool #BR1114, 1.50%, 11/1/50	576,480
264,764	Pool #BR1115, 2.50%, 12/1/50	221,474
1,092,922	Pool #BR2051, 2.50%, 6/1/51	912,164
2,421,762	Pool #BR2234, 2.50%, 8/1/51	2,019,727
862,981	Pool #BR3565, 2.00%, 1/1/51	688,612
701,569	Pool #BR3566, 2.50%, 12/1/50	590,135
207,896	Pool #BR7088, 2.00%, 3/1/51	165,731
3,000,000	Pool #BS0046, 1.23%, 12/1/27	2,789,682
991,674	Pool #BS0345, 1.61%, 1/1/36	777,895
2,696,932	Pool #BS0391, 1.63%, 1/1/33	2,250,486
500,000	Pool #BS0915, 1.62%, 3/1/31	424,327
1,000,000	Pool #BS1281, 1.59%, 3/1/31	862,442
181,830	Pool #BS1326, 1.19%, 3/1/26	177,532
1,817,194	Pool #BS1482, 1.61%, 3/1/31	1,590,609
696,919	Pool #BS1524, 2.01%, 3/1/33	594,214
1,500,000	Pool #BS1560, 2.03%, 4/1/31	1,323,019
942,081	Pool #BS4422, 2.59%, 3/1/32	851,425
996,898	Pool #BS5203, 2.41%, 4/1/32	889,850
233,834	Pool #BS5840, 3.78%, 7/1/32	220,744
669,000	Pool #BS6083, 4.38%, 7/1/32	658,406
400,000	Pool #BS6178, 3.41%, 7/1/29	386,924
881,637	Pool #BS8032, 5.00%, 3/1/28	885,643
997,976	Pool #BS8302, 4.61%, 4/1/28	1,009,133
998,083	Pool #BS8303, 4.61%, 4/1/28	1,009,260
2,735,000	Pool #BS8483, 4.81%, 5/1/28	2,760,056
525,661	Pool #BS8518, 4.30%, 5/1/28	528,034
600,000	Pool #BS9972, 5.76%, 11/1/28	627,636
1,698,258	Pool #BT6821, 2.50%, 10/1/51	1,415,279
1,180,328	Pool #BT8237, 4.00%, 6/1/52	1,100,879
232,576	Pool #BT8243, 4.00%, 6/1/52	216,885

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$1,340,283	Pool #BT9419, 2.50%, 11/1/51	$1,116,538
1,049,268	Pool #BU1334, 2.50%, 2/1/52	873,130
1,729,529	Pool #BU1337, 3.00%, 2/1/52	1,504,525
186,382	Pool #BV4205, 3.00%, 2/1/52	161,533
2,154,294	Pool #BV8876, 3.50%, 4/1/52	1,943,751
1,400,000	Pool #BZ0540, 5.04%, 2/1/34	1,443,810
4,825,000	Pool #BZ2581, 4.81%, 12/1/29	4,933,377
4,203,000	Pool #BZ2936, 4.58%, 1/1/30	4,261,091
1,427,000	Pool #BZ3315, 4.68%, 3/1/30	1,453,861
5,080,000	Pool #BZ3608, 4.66%, 4/1/30	5,166,481
535,296	Pool #CA0114, 3.50%, 8/1/47	490,865
535,355	Pool #CA0334, 3.50%, 9/1/47	491,268
151,942	Pool #CA0536, 3.50%, 10/1/47	139,429
562,481	Pool #CA0551, 4.00%, 10/1/47	532,209
244,195	Pool #CA0565, 3.50%, 10/1/47	224,402
226,937	Pool #CA0743, 3.50%, 11/1/47	208,544
614,021	Pool #CA0825, 3.50%, 12/1/47	563,056
601,405	Pool #CA0981, 3.50%, 12/1/47	551,487
177,343	Pool #CA1070, 3.50%, 1/1/48	162,739
452,778	Pool #CA1115, 3.50%, 1/1/48	415,196
862,611	Pool #CA1130, 3.50%, 1/1/48	791,012
174,221	Pool #CA1131, 3.50%, 2/1/48	159,873
272,563	Pool #CA1132, 3.50%, 1/1/48	249,940
196,879	Pool #CA1144, 3.50%, 2/1/48	180,538
73,438	Pool #CA1152, 3.50%, 2/1/48	67,342
375,017	Pool #CA1160, 3.50%, 2/1/48	344,621
436,590	Pool #CA1161, 3.50%, 2/1/48	399,380
261,006	Pool #CA1338, 4.00%, 3/1/48	246,558
521,089	Pool #CA1339, 3.50%, 3/1/48	476,677
167,263	Pool #CA1418, 4.00%, 3/1/48	158,004
176,032	Pool #CA1468, 4.00%, 3/1/48	166,267
449,281	Pool #CA1469, 4.00%, 3/1/48	424,411
161,049	Pool #CA1471, 4.00%, 3/1/48	152,470
693,885	Pool #CA1507, 4.00%, 4/1/48	655,468
375,988	Pool #CA1610, 3.50%, 3/1/48	343,943
384,104	Pool #CA1611, 4.00%, 4/1/48	362,838
385,920	Pool #CA1612, 3.50%, 4/1/48	352,962
469,673	Pool #CA1613, 4.00%, 4/1/48	443,670
181,457	Pool #CA2381, 4.00%, 9/1/48	171,391
202,546	Pool #CA2440, 4.00%, 9/1/48	191,334
161,909	Pool #CA2441, 4.00%, 10/1/48	153,285
155,277	Pool #CA2442, 4.00%, 10/1/48	147,006
193,030	Pool #CA2443, 4.00%, 10/1/48	182,322
183,007	Pool #CA2468, 4.00%, 10/1/48	172,856
436,611	Pool #CA2594, 4.00%, 11/1/48	413,843
234,559	Pool #CA2913, 4.00%, 1/1/49	221,573
294,430	Pool #CA3042, 4.00%, 1/1/49	278,131

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$335,185	Pool #CA3043, 4.00%, 2/1/49	$316,592
162,013	Pool #CA3045, 4.50%, 1/1/49	157,975
26,325	Pool #CA3132, 4.00%, 2/1/49	24,907
150,393	Pool #CA3557, 3.50%, 5/1/49	137,597
338,348	Pool #CA3628, 3.50%, 6/1/49	308,229
186,221	Pool #CA3793, 3.50%, 6/1/49	170,075
128,238	Pool #CA3936, 3.50%, 7/1/49	117,119
396,416	Pool #CA4043, 3.00%, 8/1/49	347,714
466,568	Pool #CA4320, 3.00%, 9/1/49	409,247
304,774	Pool #CA5106, 3.00%, 1/1/50	267,330
267,096	Pool #CA5132, 3.00%, 2/1/50	234,282
649,988	Pool #CA5309, 3.00%, 3/1/50	569,522
512,150	Pool #CA5312, 3.00%, 3/1/50	448,747
1,081,885	Pool #CA6151, 2.50%, 6/1/50	907,001
271,464	Pool #CA6251, 3.00%, 6/1/50	238,136
1,006,273	Pool #CA6263, 2.50%, 7/1/50	843,300
1,206,318	Pool #CA6966, 2.00%, 9/1/50	963,838
2,160,632	Pool #CA6967, 2.00%, 9/1/50	1,727,080
1,298,766	Pool #CA6968, 2.00%, 9/1/50	1,037,703
1,012,019	Pool #CA6969, 2.00%, 9/1/50	808,947
1,219,488	Pool #CA6971, 2.50%, 9/1/50	1,020,851
1,010,042	Pool #CA6972, 2.50%, 8/1/50	845,833
947,179	Pool #CA6973, 2.50%, 9/1/50	793,190
869,370	Pool #CA7258, 2.50%, 9/1/50	727,762
1,114,925	Pool #CA7259, 2.50%, 9/1/50	933,319
1,358,858	Pool #CA7317, 2.00%, 10/1/50	1,085,243
1,705,477	Pool #CA7549, 2.00%, 10/1/50	1,362,068
1,351,950	Pool #CA7917, 2.00%, 11/1/50	1,089,718
663,283	Pool #CA8069, 1.50%, 12/1/50	499,770
1,005,197	Pool #CA8070, 2.00%, 12/1/50	802,443
3,505,047	Pool #CA8077, 2.00%, 12/1/50	2,798,059
607,011	Pool #CA8425, 1.50%, 12/1/50	459,749
988,297	Pool #CA8432, 2.00%, 12/1/50	788,607
1,279,869	Pool #CA8685, 1.50%, 1/1/51	964,355
3,725,746	Pool #CA8811, 2.00%, 1/1/51	2,971,643
3,941,948	Pool #CA9048, 2.00%, 2/1/51	3,144,085
270,416	Pool #CB0245, 2.50%, 4/1/51	225,776
696,006	Pool #CB0437, 2.50%, 5/1/51	581,109
592,702	Pool #CB0480, 2.50%, 5/1/51	494,675
88,569	Pool #CB0576, 2.50%, 5/1/51	74,241
251,662	Pool #CB0582, 2.50%, 5/1/51	210,039
1,592,747	Pool #CB0688, 2.50%, 6/1/51	1,329,323
408,515	Pool #CB0689, 2.50%, 6/1/51	340,951
829,397	Pool #CB0972, 2.50%, 6/1/51	691,967
457,002	Pool #CB1003, 2.50%, 7/1/51	381,277
256,845	Pool #CB1010, 2.50%, 7/1/51	214,286
1,142,270	Pool #CB1060, 2.00%, 7/1/51	908,604
1,832,412	Pool #CB1311, 2.50%, 8/1/51	1,528,214

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$1,645,992	Pool #CB1444, 2.50%, 8/1/51	$1,372,232
941,624	Pool #CB1515, 2.50%, 8/1/51	785,014
1,288,750	Pool #CB1532, 2.50%, 9/1/51	1,074,406
1,161,795	Pool #CB1809, 2.50%, 10/1/51	968,207
755,218	Pool #CB1956, 2.50%, 10/1/51	633,037
766,512	Pool #CB2029, 2.50%, 11/1/51	638,552
1,676,636	Pool #CB2205, 2.50%, 11/1/51	1,396,221
678,476	Pool #CB2268, 2.50%, 12/1/51	565,002
459,617	Pool #CB2467, 2.50%, 12/1/51	382,604
1,608,229	Pool #CB2515, 2.50%, 12/1/51	1,338,757
2,563,162	Pool #CB2761, 3.00%, 2/1/52	2,229,706
5,328,643	Pool #CB2797, 3.00%, 2/1/52	4,635,411
4,984,730	Pool #CB2938, 3.00%, 2/1/52	4,320,138
1,126,370	Pool #CB3052, 3.00%, 2/1/52	976,196
862,903	Pool #CB3249, 3.00%, 4/1/52	750,346
1,693,714	Pool #CB3281, 3.50%, 4/1/52	1,528,185
413,002	Pool #CB3413, 3.50%, 4/1/52	374,360
765,972	Pool #CB3489, 2.50%, 4/1/52	636,559
623,178	Pool #CB3490, 3.00%, 4/1/52	539,947
6,892,294	Pool #CB3797, 4.00%, 6/1/52	6,428,367
4,674,941	Pool #CB4056, 4.50%, 7/1/52	4,485,241
2,834,351	Pool #CB4208, 4.50%, 7/1/52	2,719,338
2,312,827	Pool #CB4272, 4.50%, 7/1/52	2,218,798
8,676,145	Pool #CB4314, 4.50%, 8/1/52	8,323,413
11,293,991	Pool #CB4463, 4.50%, 8/1/52	10,833,956
316,870	Pool #CB4473, 4.50%, 8/1/52	304,553
4,482,840	Pool #CB4539, 4.50%, 9/1/52	4,300,241
4,227,726	Pool #CB4595, 4.00%, 9/1/52	3,941,191
5,283,337	Pool #CB4767, 5.00%, 9/1/52	5,206,074
2,504,187	Pool #CB4966, 5.50%, 10/1/52	2,516,798
1,580,718	Pool #CB4967, 5.50%, 10/1/52	1,590,186
9,260,147	Pool #CB5037, 5.50%, 11/1/52	9,306,781
3,738,967	Pool #CB5048, 6.00%, 11/1/52	3,817,468
5,174,228	Pool #CB5166, 6.00%, 11/1/52	5,282,863
2,555,934	Pool #CB5199, 6.00%, 11/1/52	2,608,292
2,086,114	Pool #CB5202, 6.50%, 11/1/52	2,162,983
316,986	Pool #CB5220, 6.50%, 12/1/52	328,472
3,111,627	Pool #CB5343, 6.00%, 12/1/52	3,176,957
258,606	Pool #CB5344, 6.50%, 12/1/52	270,215
1,332,618	Pool #CB5385, 6.00%, 12/1/52	1,359,917
2,102,179	Pool #CB5549, 6.00%, 1/1/53	2,146,315
884,077	Pool #CB5586, 6.00%, 1/1/53	901,716
4,418,467	Pool #CB5728, 5.50%, 2/1/53	4,435,196
1,404,845	Pool #CB5732, 5.50%, 2/1/53	1,410,164
4,194,803	Pool #CB5797, 5.50%, 3/1/53	4,201,769
1,872,544	Pool #CB5804, 6.00%, 2/1/53	1,907,579
2,577,227	Pool #CB5946, 5.50%, 3/1/53	2,581,507

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$2,112,359	Pool #CB5980, 5.50%, 3/1/53	$2,115,736
178,209	Pool #CB6005, 5.50%, 4/1/53	178,494
1,755,417	Pool #CB6126, 5.00%, 4/1/53	1,727,241
436,342	Pool #CB6138, 5.00%, 4/1/53	429,237
604,410	Pool #CB6208, 5.50%, 5/1/53	605,339
390,450	Pool #CB6368, 5.00%, 5/1/53	384,002
1,208,363	Pool #CB6400, 5.00%, 5/1/53	1,188,406
1,319,659	Pool #CB6564, 5.50%, 6/1/53	1,321,524
328,605	Pool #CB6607, 5.50%, 7/1/53	329,070
330,258	Pool #CB6783, 5.00%, 7/1/53	324,702
218,849	Pool #CB6826, 5.50%, 7/1/53	220,051
1,794,861	Pool #CB6953, 5.50%, 8/1/53	1,797,176
2,222,412	Pool #CB6955, 6.00%, 8/1/53	2,263,138
2,255,676	Pool #CB7160, 6.50%, 9/1/53	2,329,650
263,404	Pool #CB7202, 6.50%, 10/1/53	272,042
3,303,519	Pool #CB7222, 5.50%, 10/1/53	3,307,575
1,089,568	Pool #CB7223, 6.00%, 10/1/53	1,109,904
627,950	Pool #CB7362, 6.00%, 10/1/53	642,220
2,468,293	Pool #CB7376, 6.00%, 10/1/53	2,512,956
2,159,764	Pool #CB7454, 6.00%, 11/1/53	2,198,843
525,065	Pool #CB7455, 6.50%, 11/1/53	546,510
211,898	Pool #CB7467, 6.50%, 11/1/53	220,553
412,411	Pool #CB7548, 6.50%, 11/1/53	428,553
2,127,572	Pool #CB7585, 6.50%, 11/1/53	2,197,345
954,924	Pool #CB7586, 7.00%, 12/1/53	1,003,993
1,091,799	Pool #CB7625, 6.50%, 12/1/53	1,136,390
1,727,040	Pool #CB7683, 6.00%, 12/1/53	1,758,157
1,517,415	Pool #CB7704, 6.50%, 12/1/53	1,567,178
1,310,171	Pool #CB7728, 7.00%, 12/1/53	1,377,493
347,386	Pool #CB7733, 6.50%, 12/1/53	358,778
1,292,880	Pool #CB7918, 6.00%, 1/1/54	1,318,742
703,193	Pool #CB7919, 6.50%, 1/1/54	730,718
1,511,936	Pool #CB8093, 5.50%, 3/1/54	1,514,027
1,520,169	Pool #CB8094, 6.00%, 2/1/54	1,557,254
1,962,494	Pool #CB8108, 5.50%, 3/1/54	1,966,412
2,131,287	Pool #CB8261, 5.50%, 3/1/54	2,142,240
1,054,774	Pool #CB8284, 5.50%, 4/1/54	1,057,932
1,236,345	Pool #CB8285, 6.00%, 4/1/54	1,270,033
832,867	Pool #CB8445, 6.50%, 5/1/54	865,939
1,058,403	Pool #CB8463, 6.00%, 5/1/54	1,085,362
749,239	Pool #CB8585, 5.00%, 5/1/54	734,581
1,225,274	Pool #CB8587, 6.00%, 5/1/54	1,256,483
1,145,680	Pool #CB8618, 6.00%, 5/1/54	1,174,862
776,996	Pool #CB8795, 6.00%, 6/1/54	795,814
2,644,756	Pool #CB8936, 5.50%, 7/1/54	2,657,530
4,205,226	Pool #CB9076, 5.50%, 8/1/54	4,225,211
570,820	Pool #CB9265, 5.00%, 9/1/54	560,697
2,321,028	Pool #CB9267, 5.50%, 9/1/54	2,332,059

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$2,302,352	Pool #CB9420, 5.00%, 10/1/54	$2,261,520
2,234,233	Pool #CB9600, 5.50%, 11/1/54	2,244,258
1,727,432	Pool #CB9603, 6.00%, 11/1/54	1,763,817
483,194	Pool #CB9718, 5.00%, 12/1/54	475,727
548,078	Pool #CB9720, 5.50%, 12/1/54	550,513
5,417,180	Pool #CB9865, 5.50%, 1/1/55	5,440,829
3,153,522	Pool #CB9913, 5.50%, 1/1/55	3,167,289
3,034,233	Pool #CB9914, 6.00%, 2/1/55	3,098,143
1,702,507	Pool #CC0018, 6.00%, 2/1/55	1,736,964
2,378,863	Pool #CC0063, 5.50%, 2/1/55	2,388,571
1,981,624	Pool #CC0073, 6.00%, 3/1/55	2,030,117
2,793,985	Pool #CC0166, 6.00%, 3/1/55	2,849,095
2,292,207	Pool #CC0355, 5.50%, 4/1/55	2,317,887
3,143,805	Pool #CC0356, 6.00%, 4/1/55	3,236,555
3,037,755	Pool #CC0451, 5.50%, 5/1/55	3,072,529
2,367,241	Pool #CC0495, 5.50%, 5/1/55	2,397,434
2,484,035	Pool #CC0496, 6.00%, 5/1/55	2,563,126
2,634,972	Pool #CC0518, 6.00%, 6/1/55	2,688,301
1,718,364	Pool #CC0625, 6.00%, 6/1/55	1,757,654
41,439	Pool #MC0013, 5.50%, 12/1/38	42,790
68,557	Pool #MC0014, 5.50%, 12/1/38	70,790
57,212	Pool #MC0016, 5.50%, 11/1/38	59,076
71,522	Pool #MC0127, 4.50%, 7/1/39	71,321
216,687	Pool #MC0154, 4.50%, 8/1/39	216,077
72,073	Pool #MC0160, 4.50%, 8/1/39	71,870
130,355	Pool #MC0177, 4.50%, 9/1/39	129,988
99,294	Pool #MC0270, 4.50%, 3/1/40	98,965
125,844	Pool #MC0584, 4.00%, 1/1/42	121,955
		460,112,126
Freddie Mac — 30.4%
399,452	Pool #Q63813, 3.50%, 4/1/49	364,651
1,019,988	Pool #QB5731, 2.00%, 11/1/50	814,606
1,758,377	Pool #QB5732, 2.50%, 11/1/50	1,471,418
1,383,489	Pool #QB6982, 2.00%, 11/1/50	1,104,432
350,287	Pool #QB6992, 1.50%, 12/1/50	263,948
1,030,150	Pool #QC4676, 2.50%, 7/1/51	859,454
738,172	Pool #QC6090, 2.50%, 8/1/51	618,300
1,431,312	Pool #QC6108, 2.50%, 8/1/51	1,193,257
980,577	Pool #QC6643, 2.50%, 8/1/51	817,488
969,297	Pool #QC9175, 2.50%, 10/1/51	811,291
1,453,487	Pool #QD0152, 2.50%, 10/1/51	1,210,844
254,664	Pool #QD1762, 2.00%, 11/1/51	202,303
2,238,205	Pool #QD4183, 2.50%, 12/1/51	1,863,869
794,952	Pool #QD7419, 3.00%, 2/1/52	688,965
370,978	Pool #QE0994, 3.50%, 4/1/52	334,750
3,097,594	Pool #QE2342, 4.00%, 5/1/52	2,889,572
4,430,310	Pool #QE7866, 4.00%, 8/1/52	4,131,416

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$1,138,888	Pool #QE9025, 4.00%, 8/1/52	$1,061,876
467,933	Pool #QE9026, 5.00%, 8/1/52	461,307
861,209	Pool #QE9027, 4.50%, 8/1/52	826,196
1,360,811	Pool #QF0539, 4.00%, 9/1/52	1,268,582
213,063	Pool #QG5944, 5.00%, 6/1/53	210,512
232,324	Pool #RA1234, 3.50%, 8/1/49	211,668
239,518	Pool #RA1382, 3.00%, 9/1/49	210,091
1,275,314	Pool #RA1383, 3.00%, 9/1/49	1,118,632
242,362	Pool #RA1470, 3.00%, 10/1/49	212,586
258,210	Pool #RA1713, 3.00%, 11/1/49	226,487
449,568	Pool #RA1714, 3.00%, 11/1/49	394,335
598,357	Pool #RA1716, 3.00%, 11/1/49	524,844
445,304	Pool #RA1724, 2.50%, 10/1/49	374,319
356,859	Pool #RA1979, 3.00%, 12/1/49	312,976
631,541	Pool #RA1987, 3.00%, 12/1/49	553,952
1,267,652	Pool #RA1988, 3.00%, 1/1/50	1,111,912
698,531	Pool #RA2158, 3.00%, 2/1/50	612,271
703,363	Pool #RA2162, 3.00%, 2/1/50	616,506
696,573	Pool #RA2255, 3.00%, 3/1/50	610,555
1,003,702	Pool #RA2256, 3.00%, 3/1/50	879,757
683,249	Pool #RA2340, 3.00%, 3/1/50	598,665
257,077	Pool #RA2395, 2.50%, 4/1/50	215,680
1,301,105	Pool #RA3207, 2.50%, 7/1/50	1,089,980
2,344,774	Pool #RA3208, 2.50%, 7/1/50	1,964,296
781,087	Pool #RA3339, 2.00%, 8/1/50	624,355
1,169,020	Pool #RA3552, 2.00%, 9/1/50	934,445
1,093,051	Pool #RA3553, 2.50%, 8/1/50	915,347
2,430,830	Pool #RA3679, 2.00%, 9/1/50	1,942,213
1,448,112	Pool #RA3680, 2.50%, 9/1/50	1,212,684
425,808	Pool #RA3733, 2.00%, 10/1/50	340,217
507,152	Pool #RA3734, 2.50%, 10/1/50	424,544
394,456	Pool #RA3747, 2.00%, 9/1/50	315,304
1,485,969	Pool #RA3751, 2.00%, 10/1/50	1,194,182
2,374,695	Pool #RA3803, 1.50%, 12/1/50	1,789,284
370,737	Pool #RA3861, 1.50%, 10/1/50	279,372
1,421,396	Pool #RA3862, 2.00%, 10/1/50	1,135,683
1,330,115	Pool #RA3917, 1.50%, 10/1/50	1,002,318
2,868,132	Pool #RA3918, 2.00%, 10/1/50	2,290,614
571,916	Pool #RA3928, 1.50%, 11/1/50	430,950
188,048	Pool #RA3929, 2.00%, 10/1/50	151,355
500,990	Pool #RA4018, 2.00%, 1/1/51	399,588
662,991	Pool #RA4056, 1.50%, 11/1/50	499,576
6,566,419	Pool #RA4195, 2.00%, 12/1/50	5,241,935
4,333,277	Pool #RA4254, 2.00%, 12/1/50	3,457,719
692,019	Pool #RA4274, 1.50%, 12/1/50	521,449
813,457	Pool #RA4357, 2.00%, 1/1/51	649,095
1,075,620	Pool #RA4377, 2.00%, 2/1/51	862,911
1,969,195	Pool #RA4420, 2.00%, 1/1/51	1,570,624

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$2,753,172	Pool #RA4503, 2.00%, 2/1/51	$2,195,922
726,963	Pool #RA4548, 2.00%, 2/1/51	579,824
1,768,557	Pool #RA4578, 2.00%, 2/1/51	1,409,860
282,356	Pool #RA4590, 2.00%, 2/1/51	225,089
247,538	Pool #RA4597, 2.00%, 2/1/51	197,436
230,595	Pool #RA4618, 2.00%, 2/1/51	183,922
757,497	Pool #RA4621, 2.00%, 2/1/51	603,862
1,290,017	Pool #RA4738, 2.00%, 3/1/51	1,028,377
3,370,780	Pool #RA4745, 2.00%, 3/1/51	2,687,121
1,241,654	Pool #RA4775, 2.00%, 3/1/51	989,823
868,736	Pool #RA4835, 2.50%, 3/1/51	725,594
1,885,866	Pool #RA4872, 2.50%, 4/1/51	1,575,131
7,021,635	Pool #RA5020, 2.00%, 4/1/51	5,595,063
2,736,575	Pool #RA5021, 1.50%, 4/1/51	2,061,410
343,796	Pool #RA5043, 2.50%, 4/1/51	287,042
612,070	Pool #RA5045, 2.50%, 5/1/51	513,244
2,808,986	Pool #RA5068, 2.00%, 4/1/51	2,237,310
1,315,089	Pool #RA5173, 2.50%, 4/1/51	1,097,994
866,812	Pool #RA5195, 2.50%, 5/1/51	719,396
660,474	Pool #RA5197, 2.50%, 5/1/51	551,443
876,655	Pool #RA5217, 2.50%, 5/1/51	739,972
1,057,182	Pool #RA5237, 2.50%, 5/1/51	882,662
1,708,194	Pool #RA5350, 2.50%, 6/1/51	1,425,676
1,362,798	Pool #RA5387, 2.50%, 6/1/51	1,146,362
216,149	Pool #RA5404, 2.50%, 6/1/51	180,334
7,131,762	Pool #RA5427, 2.50%, 6/1/51	5,950,032
995,118	Pool #RA5509, 2.50%, 7/1/51	833,828
446,773	Pool #RA5525, 2.50%, 7/1/51	372,743
633,156	Pool #RA5541, 2.50%, 7/1/51	528,242
1,808,315	Pool #RA5621, 2.50%, 8/1/51	1,508,118
228,127	Pool #RA5686, 2.50%, 7/1/51	190,256
1,616,365	Pool #RA5701, 2.00%, 8/1/51	1,285,152
1,311,343	Pool #RA5719, 2.50%, 10/1/51	1,092,429
2,968,545	Pool #RA5726, 2.50%, 8/1/51	2,474,819
1,684,922	Pool #RA5796, 2.50%, 8/1/51	1,404,688
1,585,208	Pool #RA5873, 2.50%, 9/1/51	1,321,557
673,980	Pool #RA5874, 2.50%, 9/1/51	561,675
2,187,130	Pool #RA5948, 2.50%, 12/1/51	1,820,659
136,108	Pool #RA5951, 2.50%, 9/1/51	113,921
3,072,882	Pool #RA6030, 2.50%, 10/1/51	2,560,851
62,814	Pool #RA6108, 3.50%, 3/1/52	56,684
1,230,206	Pool #RA6117, 2.50%, 10/1/51	1,024,837
1,058,254	Pool #RA6276, 2.50%, 11/1/51	885,420
368,306	Pool #RA6305, 2.50%, 11/1/51	308,154
1,051,445	Pool #RA6317, 2.50%, 11/1/51	875,918
79,698	Pool #RA6389, 2.50%, 11/1/51	66,968
1,677,953	Pool #RA6516, 2.50%, 12/1/51	1,396,799

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$1,281,337	Pool #RA6687, 3.00%, 1/1/52	$1,114,641
2,463,042	Pool #RA6743, 2.50%, 1/1/52	2,050,339
1,833,007	Pool #RA6760, 3.00%, 2/1/52	1,594,541
755,268	Pool #RA6782, 3.00%, 2/1/52	660,783
1,988,582	Pool #RA6801, 3.00%, 2/1/52	1,734,785
3,661,501	Pool #RA6858, 3.00%, 3/1/52	3,173,329
1,025,472	Pool #RA6930, 3.50%, 3/1/52	925,410
792,709	Pool #RA6978, 3.50%, 3/1/52	720,386
1,389,027	Pool #RA6983, 2.50%, 3/1/52	1,154,347
460,919	Pool #RA7098, 3.50%, 3/1/52	415,908
164,571	Pool #RA7146, 3.50%, 4/1/52	148,487
1,886,200	Pool #RA7162, 3.50%, 4/1/52	1,701,859
157,929	Pool #RA7284, 3.50%, 4/1/52	143,153
97,199	Pool #RA7344, 4.00%, 4/1/52	91,069
5,325,301	Pool #RA7454, 4.00%, 6/1/52	4,966,027
4,093,836	Pool #RA7469, 4.00%, 5/1/52	3,818,276
8,149,605	Pool #RA7503, 4.50%, 7/1/52	7,818,910
2,505,280	Pool #RA7714, 4.50%, 7/1/52	2,403,621
2,141,423	Pool #RA7872, 4.50%, 9/1/52	2,054,197
4,726,514	Pool #RA7897, 4.50%, 9/1/52	4,533,990
3,021,966	Pool #RA8627, 5.50%, 3/1/53	3,036,798
1,453,360	Pool #RA8684, 5.00%, 3/1/53	1,430,838
292,783	Pool #RA9790, 6.00%, 9/1/53	298,495
920,724	Pool #RA9975, 6.00%, 10/1/53	937,455
3,470,652	Pool #RJ2722, 5.00%, 10/1/54	3,409,101
8,568,448	Pool #RJ3358, 5.50%, 1/1/55	8,606,517
3,388,598	Pool #RJ3611, 5.50%, 2/1/55	3,403,391
1,689,691	Pool #RJ3612, 6.00%, 2/1/55	1,725,483
951,714	Pool #WA3211, 1.91%, 9/1/35	753,548
1,041,849	Pool #WA3305, 1.75%, 6/1/37	780,982
894,755	Pool #WA5002, 2.62%, 11/1/31	816,025
250,000	Pool #WN2304, 4.45%, 12/1/32	246,796
1,000,000	Pool #WN3049, 2.39%, 9/1/31	897,285
37,795	Pool #ZA4891, 3.50%, 3/1/47	34,933
198,136	Pool #ZA4892, 4.00%, 5/1/47	187,471
586,942	Pool #ZA4912, 3.50%, 5/1/47	538,224
582,608	Pool #ZA4913, 4.00%, 5/1/47	551,253
863,050	Pool #ZA5070, 3.50%, 11/1/47	791,978
351,149	Pool #ZA5174, 3.50%, 12/1/47	322,688
933,838	Pool #ZA5238, 3.50%, 2/1/48	856,327
390,916	Pool #ZA5245, 3.50%, 1/1/48	358,469
747,368	Pool #ZA5253, 3.50%, 1/1/48	685,822
338,851	Pool #ZA5254, 4.00%, 1/1/48	320,766
556,910	Pool #ZA5308, 4.00%, 1/1/48	526,938
615,195	Pool #ZA5575, 4.00%, 7/1/48	581,134
592,685	Pool #ZA5637, 4.50%, 8/1/48	576,795
333,095	Pool #ZA5645, 4.00%, 8/1/48	314,618
56,256	Pool #ZA6576, 3.50%, 4/1/49	51,653

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$59,581	Pool #ZI0238, 5.00%, 6/1/33	$60,558
114,562	Pool #ZI0412, 5.00%, 8/1/33	116,445
51,780	Pool #ZI0543, 4.50%, 8/1/33	52,048
49,772	Pool #ZI1023, 5.50%, 11/1/33	51,248
69,653	Pool #ZI1353, 5.50%, 1/1/34	71,722
105,568	Pool #ZI1493, 5.50%, 1/1/34	108,702
84,537	Pool #ZI1524, 5.50%, 2/1/34	87,044
53,656	Pool #ZI1689, 5.50%, 4/1/34	55,509
36,672	Pool #ZI1802, 5.50%, 4/1/34	37,941
108,473	Pool #ZI1991, 5.00%, 5/1/34	110,214
60,994	Pool #ZI2332, 5.00%, 6/1/34	61,970
116,737	Pool #ZI2939, 5.50%, 12/1/34	120,778
59,728	Pool #ZI3102, 5.00%, 1/1/35	60,686
67,716	Pool #ZI3254, 5.50%, 4/1/35	70,041
144,202	Pool #ZI3507, 5.00%, 9/1/35	146,443
68,754	Pool #ZI3713, 5.00%, 5/1/35	69,818
66,572	Pool #ZI4118, 5.50%, 1/1/36	68,865
119,396	Pool #ZI4120, 5.50%, 1/1/36	123,518
157,455	Pool #ZI4200, 5.50%, 2/1/36	162,882
67,826	Pool #ZI4201, 6.00%, 2/1/36	70,856
53,222	Pool #ZI4429, 5.00%, 6/1/35	54,046
47,799	Pool #ZI4521, 5.50%, 7/1/35	49,442
127,025	Pool #ZI4572, 5.50%, 8/1/35	131,403
33,690	Pool #ZI4704, 5.00%, 11/1/35	34,207
31,121	Pool #ZI4705, 5.00%, 11/1/35	31,598
42,033	Pool #ZI4706, 5.50%, 11/1/35	43,477
162,806	Pool #ZI4979, 6.00%, 6/1/36	170,504
148,340	Pool #ZI5912, 5.50%, 4/1/37	153,244
76,752	Pool #ZI6311, 5.50%, 6/1/37	79,289
52,002	Pool #ZI6814, 6.00%, 10/1/37	54,558
46,243	Pool #ZI6976, 5.50%, 7/1/37	47,766
183,783	Pool #ZI9925, 5.00%, 4/1/40	186,286
61,233	Pool #ZJ0038, 4.50%, 5/1/40	61,030
182,419	Pool #ZJ0482, 4.50%, 9/1/40	181,815
193,855	Pool #ZJ0844, 4.00%, 12/1/40	188,223
80,460	Pool #ZJ1264, 4.00%, 1/1/41	78,128
115,189	Pool #ZJ1444, 4.00%, 3/1/41	111,633
89,634	Pool #ZJ1445, 4.50%, 3/1/41	88,973
22,049	Pool #ZJ5458, 6.50%, 11/1/31	23,078
13,922	Pool #ZJ5928, 6.50%, 3/1/32	14,632
59,446	Pool #ZJ6638, 6.00%, 11/1/32	61,491
49,539	Pool #ZJ6955, 5.50%, 3/1/33	51,007
35,885	Pool #ZJ6956, 5.50%, 3/1/33	36,948
21,015	Pool #ZK4661, 2.50%, 11/1/27	20,578
250,743	Pool #ZL2630, 3.50%, 12/1/41	234,978
296,217	Pool #ZL2708, 3.50%, 1/1/42	277,520
783,917	Pool #ZL5676, 3.00%, 4/1/43	711,651

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$355,336	Pool #ZL6090, 3.00%, 6/1/43	$322,579
170,161	Pool #ZL6097, 3.00%, 6/1/43	154,467
364,465	Pool #ZL9372, 3.00%, 4/1/45	326,298
138,612	Pool #ZL9669, 3.50%, 6/1/45	128,474
181,979	Pool #ZM1422, 3.50%, 7/1/46	167,507
203,809	Pool #ZM1423, 3.50%, 7/1/46	187,600
148,092	Pool #ZM1736, 3.00%, 9/1/46	132,504
630,606	Pool #ZM1738, 3.00%, 9/1/46	563,735
501,513	Pool #ZM8750, 4.00%, 9/1/48	473,747
272,058	Pool #ZN1022, 4.00%, 11/1/48	256,996
1,579	Pool #ZN5269, 6.50%, 10/1/31	1,653
54,402	Pool #ZN5321, 5.50%, 5/1/34	56,280
39,783	Pool #ZN5332, 5.00%, 11/1/34	40,419
534,587	Series 2017-SB42, Class A10F, 2.96%, 10/25/27(a)	520,809
282,736	Series 2018-SB52, Class A10F, 3.48%, 6/25/28(a)	277,742
530,593	Series 2018-SB53, Class A10F, 3.66%, 6/25/28(a)	522,459
234,335	Series 2018-SB56, Class A10F, 3.70%, 10/25/28(a)	230,929
378,471	Series 2019-SB64, Class A10F, 2.71%, 5/25/29(a)	360,960
487,079	Series 2019-SB66, Class A5H, (SOFR30A + 0.814%), 5.13%, 6/25/39(b)	492,683
1,308,732	Series 2020-SB81, Class A10H, 1.26%, 10/25/40(a)	1,111,803
950,130	Series 2022-SB100, Class A10F, 2.01%, 5/25/32(a)	828,671
715,596	Series 2022-SB96, Class A7F, 1.88%, 1/25/29(a)	667,363
2,678,349	Series Q014, Class A1, 1.56%, 1/25/36	2,246,402
		209,190,646
Ginnie Mae — 2.7%
171,631	Pool #442423, 4.00%, 9/20/41	165,429
70,600	Pool #616936, 5.50%, 1/15/36	73,021
640,790	Pool #618363, 4.00%, 9/20/41	617,618
318,612	Pool #664269, 5.85%, 6/15/38	318,612
125,648	Pool #697672, 5.50%, 12/15/38	129,852
55,568	Pool #697814, 5.00%, 2/15/39	56,244
278,717	Pool #697885, 4.50%, 3/15/39	277,256
85,877	Pool #698112, 4.50%, 5/15/39	85,458
398,365	Pool #698113, 4.50%, 5/15/39	396,599
520,458	Pool #713519, 6.00%, 7/15/39	553,551
146,364	Pool #716822, 4.50%, 4/15/39	145,854
52,469	Pool #716823, 4.50%, 4/15/39	52,254
144,352	Pool #720080, 4.50%, 6/15/39	143,549
221,493	Pool #724629, 5.00%, 7/20/40	225,577
277,833	Pool #726550, 5.00%, 9/15/39	282,381
132,938	Pool #729346, 4.50%, 7/15/41	132,043
195,740	Pool #738844, 3.50%, 10/15/41	183,203
130,421	Pool #738845, 3.50%, 10/15/41	122,065
185,261	Pool #738862, 4.00%, 10/15/41	178,013
157,950	Pool #747241, 5.00%, 9/20/40	160,862
487,103	Pool #748654, 3.50%, 9/15/40	456,163

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$72,406	Pool #748846, 4.50%, 9/20/40	$71,896
230,940	Pool #757016, 3.50%, 11/15/40	216,296
139,257	Pool #757017, 4.00%, 12/15/40	133,726
181,094	Pool #759297, 4.00%, 1/20/41	173,573
125,005	Pool #759298, 4.00%, 2/20/41	119,814
130,412	Pool #762877, 4.00%, 4/15/41	125,308
73,228	Pool #763564, 4.50%, 5/15/41	72,735
159,049	Pool #770481, 4.00%, 8/15/41	152,827
36,649	Pool #770482, 4.50%, 8/15/41	36,402
110,929	Pool #770517, 4.00%, 8/15/41	106,589
105,216	Pool #770529, 4.00%, 8/15/41	99,707
39,509	Pool #770537, 4.00%, 8/15/41	37,440
118,897	Pool #770738, 4.50%, 6/20/41	118,293
141,667	Pool #779592, 4.00%, 11/20/41	136,559
90,416	Pool #779593, 4.00%, 11/20/41	87,141
213,486	Pool #AA6312, 3.00%, 4/15/43	191,423
294,915	Pool #AA6424, 3.00%, 5/15/43	265,652
349,237	Pool #AB2733, 3.50%, 8/15/42	326,586
267,296	Pool #AB2745, 3.00%, 8/15/42	243,237
519,250	Pool #AB2841, 3.00%, 9/15/42	472,513
39,885	Pool #AB2843, 3.00%, 9/15/42	36,297
356,617	Pool #AE6946, 3.00%, 6/15/43	319,763
63,135	Pool #AG8915, 4.00%, 2/20/44	59,906
162,022	Pool #AK6446, 3.00%, 1/15/45	145,280
359,600	Pool #AK7036, 3.00%, 4/15/45	322,141
269,648	Pool #AO3594, 3.50%, 8/20/45	250,456
139,132	Pool #AP3887, 3.50%, 9/20/45	129,216
300,244	Pool #AR4919, 3.50%, 3/20/46	274,283
440,799	Pool #AR4970, 3.50%, 4/20/46	408,041
391,604	Pool #AS2921, 3.50%, 4/20/46	362,507
331,733	Pool #AS4332, 3.00%, 6/20/46	297,190
384,899	Pool #AS5511, 3.50%, 3/20/46	356,295
658,025	Pool #AX7237, 3.50%, 11/20/46	609,124
527,384	Pool #BO2104, 3.00%, 8/20/49	462,786
1,409,158	Pool #BR3787, 3.00%, 12/20/49	1,246,552
547,895	Series 2012-100, Class B, 2.31%, 11/16/51(a)	495,931
221,911	Series 2012-107, Class A, 1.15%, 1/16/45	202,381
805,816	Series 2012-115, Class A, 2.13%, 4/16/45	687,310
721,248	Series 2012-120, Class A, 1.90%, 2/16/53	609,954
315,798	Series 2012-131, Class A, 1.90%, 2/16/53	267,610
118,155	Series 2012-144, Class AD, 1.77%, 1/16/53	102,335
18,311	Series 2013-105, Class A, 1.71%, 2/16/37	18,164
70,378	Series 2013-126, Class BK, 2.45%, 10/16/47(a)	61,772
68,345	Series 2013-29, Class AB, 1.77%, 10/16/45	65,535
245,336	Series 2013-97, Class AC, 2.00%, 6/16/45	219,992
29,370	Series 2015-107, Class AB, 2.50%, 11/16/49	26,426
229,544	Series 2015-114, Class AD, 2.50%, 11/15/51	220,800

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$153,093	Series 2015-128, Class AD, 2.50%, 12/16/50	$144,357
120,641	Series 2015-130, Class AH, 2.90%, 8/16/47(a)	116,965
772,060	Series 2015-135, Class AC, 2.35%, 4/16/49	672,833
292,259	Series 2015-136, Class AC, 2.50%, 3/16/47	270,476
108,142	Series 2015-15, Class A, 2.00%, 11/16/48	96,229
334,759	Series 2015-154, Class AD, 2.50%, 5/16/54	290,119
289,622	Series 2015-171, Class DA, 2.37%, 3/16/46	256,216
259,287	Series 2015-22, Class A, 2.40%, 8/16/47	243,448
389,703	Series 2015-70, Class AB, 2.30%, 11/16/48	345,157
50,333	Series 2016-11, Class AD, 2.25%, 11/16/43	49,130
91,429	Series 2016-14, Class AB, 2.15%, 8/16/42	88,138
738,817	Series 2016-152, Class EA, 2.20%, 8/15/58	590,167
753,770	Series 2016-157, Class AC, 2.00%, 11/16/50	626,900
195,815	Series 2016-39, Class AH, 2.50%, 9/16/44	185,363
69,637	Series 2016-50, Class A, 2.30%, 7/16/52	67,351
317,174	Series 2016-64, Class CA, 2.30%, 3/16/45	300,797
155,224	Series 2016-94, Class AC, 2.20%, 8/16/57	127,664
92,604	Series 2016-96, Class BA, 1.95%, 3/16/43	88,891
473,511	Series 2017-127, Class AB, 2.50%, 2/16/59	387,094
715,707	Series 2017-135, Class AE, 2.60%, 10/16/58	591,665
281,955	Series 2017-140, Class A, 2.50%, 2/16/59	229,698
59,239	Series 2017-157, Class AH, 2.55%, 2/16/53	54,979
114,979	Series 2017-41, Class AC, 2.25%, 3/16/57	110,827
354,242	Series 2017-46, Class A, 2.50%, 11/16/57	288,438
219,203	Series 2017-71, Class AS, 2.70%, 4/16/57	202,338
152,115	Series 2017-9, Class AE, 2.40%, 9/16/50	137,654
392,826	Series 2018-2, Class AD, 2.40%, 3/16/59	343,673
175,551	Series 2018-26, Class AD, 2.50%, 3/16/52	165,369
		23,273,304
Small Business Administration — 2.9%
560,722	Pool #130612, 10.63%, 5/25/34	645,043
376,406	Pool #130614, 10.61%, 3/25/35	428,391
35,118	Pool #510751, (Prime Index + 0.325%), 7.83%, 6/25/30(b)	36,255
184,560	Pool #530089, (Prime Index - 0.125%), 7.38%, 1/25/47(b)	194,028
46,137	Pool #530222, (Prime Index + 0.635%), 8.14%, 7/25/32(b)	48,457
53,504	Pool #530390, (Prime Index - 1.000%), 6.50%, 11/25/33(b)	55,076
186,608	Pool #530413, (Prime Index + 0.825%), 8.33%, 1/25/34(b)	199,366
305,423	Pool #530536, (Prime Index - 2.600%), 4.90%, 3/25/34(b)	304,077
465,513	Pool #530566, (Prime Index + 1.625%), 9.13%, 5/25/34(b)	507,101
84,592	Pool #530594, (Prime Index + 3.625%), 11.13%, 2/25/34(b)	96,630
170,142	Pool #530597, (Prime Index + 3.375%), 10.88%, 6/25/34(b)	193,623
850,969	Pool #530624, (Prime Index + 3.375%), 10.88%, 5/25/34(b)	968,669
1,492,980	Pool #530625, (Prime Index + 3.625%), 11.13%, 8/25/34(b)	1,714,693
936,755	Pool #530626, (Prime Index + 1.625%), 9.13%, 8/25/34(b)	1,022,039
823,149	Pool #530627, (Prime Index + 2.125%), 9.63%, 8/25/34(b)	906,822
243,184	Pool #530674, (Prime Index + 0.375%), 7.88%, 10/25/34(b)	258,987
125,695	Pool #530676, (Prime Index + 1.605%), 9.11%, 10/25/34(b)	137,214

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$118,524	Pool #530704, (Prime Index + 0.855%), 8.36%, 12/25/34(b)	$128,381
357,444	Pool #530708, (Prime Index + 1.605%), 9.11%, 12/25/34(b)	393,558
1,131,535	Pool #530709, (Prime Index + 3.355%), 10.86%, 12/25/34(b)	1,299,215
1,434,570	Pool #530710, (Prime Index + 1.855%), 9.36%, 12/25/34(b)	1,588,107
576,726	Pool #530731, (Prime Index + 0.250%), 7.75%, 1/25/35(b)	616,568
1,007,659	Pool #530756, (Prime Index + 3.355%), 10.86%, 3/25/35(b)	1,161,896
592,868	Pool #530757, (Prime Index + 1.855%), 9.36%, 2/25/35(b)	656,916
987,734	Pool #530758, (Prime Index + 2.355%), 9.86%, 6/25/35(b)	1,107,758
461,593	Pool #530759, (Prime Index + 1.605%), 9.11%, 2/25/35(b)	508,693
183,261	Pool #530789, (Prime Index + 3.355%), 10.86%, 4/25/35(b)	211,915
240,049	Pool #530829, (Prime Index + 1.605%), 9.11%, 6/25/35(b)	264,880
967,981	Pool #530830, (Prime Index + 3.355%), 10.86%, 6/25/35(b)	1,122,167
447,841	Pool #530833, (Prime Index + 2.805%), 10.31%, 6/25/35(b)	508,914
126,231	Pool #530854, (Prime Index + 1.855%), 9.36%, 4/25/35(b)	140,655
432,820	Pool #530857, (Prime Index + 3.305%), 10.81%, 11/25/35(b)	503,263
566,550	Pool #530858, (Prime Index + 2.805%), 10.31%, 7/25/35(b)	645,984
85,335	Pool #540104, (Prime Index + 2.602%), 10.10%, 3/25/33(b)	93,782
413,174	Pool #540109, (Prime Index + 1.200%), 8.70%, 5/25/33(b)	442,112
89,523	Pool #540110, (Prime Index + 2.498%), 10.00%, 7/25/33(b)	98,456
		19,209,691

Total U.S. Government Agency Backed Mortgages		711,785,767
(Cost $778,006,136)
U.S. Government Agency Obligations — 2.6%
Small Business Administration — 2.6%
135,965	Certificate of Originator’s Fee, 0.23%, 4/15/31(a),(c)	595
200,734	Certificate of Originator’s Fee, 0.70%, 4/23/32(a),(c)	1,427
560,469	Certificate of Originator’s Fee, 0.98%, 4/15/31(a),(c)	10,455
304,864	Certificate of Originator’s Fee, 1.23%, 3/15/31(a),(c)	7,138
404,145	Certificate of Originator’s Fee, 1.23%, 5/15/31(a),(c)	9,462
243,399	Certificate of Originator’s Fee, 1.23%, 5/15/31(a),(c)	5,699
531,055	Certificate of Originator’s Fee, 1.93%, 5/4/32(a),(c)	10,366
339,564	Certificate of Originator’s Fee, 2.22%, 2/20/29(a),(c)	7,607
232,350	(Prime Index - 2.600%), 4.90%, 9/25/41(b)	231,590
103,742	(Prime Index - 2.600%), 4.90%, 9/25/41(b)	103,562
153,955	(Prime Index - 2.600%), 4.90%, 7/25/42(b)	153,690
329,382	(Prime Index - 2.550%), 4.95%, 7/25/42(b)	329,097
135,847	(Prime Index - 2.525%), 4.98%, 11/25/41(b)	135,609
70,641	(Prime Index - 2.500%), 5.00%, 2/25/28(b)	70,337
83,763	6.08%, 12/19/29(a),(c)	84,358
316,024	(Prime Index - 1.400%), 6.10%, 7/25/41(b)	323,189
99,028	6.58%, 4/8/29(a),(c)	99,552
647,594	(Prime Index - 0.675%), 6.83%, 9/25/43(b)	670,990
2,407,081	(Prime Index - 0.675%), 6.83%, 11/25/45(b)	2,500,443
736,923	(Prime Index - 0.675%), 6.83%, 1/25/46(b)	762,088
34,256	(Prime Index - 0.458%), 7.04%, 11/25/27(b)	34,419

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$133,253	7.08%, 7/25/30	$132,962
647,849	(Prime Index - 0.321%), 7.18%, 12/25/45(b)	678,254
97,125	(Prime Index - 0.276%), 7.22%, 2/25/40(b)	100,343
68,388	(Prime Index - 0.028%), 7.47%, 7/25/29(b)	69,446
83,663	(Prime Index + 0.021%), 7.52%, 6/25/29(b)	84,567
35,068	(Prime Index + 0.062%), 7.56%, 12/25/40(b)	36,507
299,236	(Prime Index + 0.114%), 7.61%, 1/25/46(b)	315,958
130,209	(Prime Index + 0.115%), 7.62%, 11/25/28(b)	131,595
130,826	(Prime Index + 0.148%), 7.65%, 8/25/29(b)	132,819
38,442	(Prime Index + 0.325%), 7.83%, 10/25/30(b)	39,916
1,292,243	(Prime Index + 0.325%), 7.83%, 11/25/30(b)	1,335,794
544,735	(Prime Index + 0.325%), 7.83%, 6/25/31(b)	566,382
809,387	(Prime Index + 0.325%), 7.83%, 7/25/31(b)	841,590
315,162	(Prime Index + 0.325%), 7.83%, 2/25/45(b)	334,459
903,862	(Prime Index + 0.325%), 7.83%, 8/25/46(b)	959,897
814,386	(Prime Index + 0.375%), 7.88%, 5/25/31(b)	846,728
179,563	(Prime Index + 0.375%), 7.88%, 10/25/31(b)	187,199
653,875	(Prime Index + 0.375%), 7.88%, 8/25/46(b)	692,581
893,859	(Prime Index + 0.550%), 8.05%, 12/25/45(b)	950,918
580,089	(Prime Index + 0.575%), 8.08%, 4/25/31(b)	602,820
16,141	(Prime Index + 0.700%), 8.20%, 2/25/28(b)	16,463
95,960	(Prime Index + 0.699%), 8.20%, 3/25/30(b)	98,586
178,079	(Prime Index + 0.715%), 8.22%, 5/25/29(b)	182,639
291,068	(Prime Index + 0.726%), 8.23%, 11/25/30(b)	301,789
68,210	(Prime Index + 0.787%), 8.29%, 2/25/28(b)	69,645
37,277	(Prime Index + 0.803%), 8.30%, 9/25/28(b)	37,911
115,912	(Prime Index + 0.833%), 8.33%, 2/25/29(b)	118,186
84,407	(Prime Index + 0.833%), 8.33%, 8/25/30(b)	87,759
46,494	(Prime Index + 0.825%), 8.33%, 3/25/31(b)	48,455
632,529	(Prime Index + 0.825%), 8.33%, 9/25/31(b)	663,341
5,395	(Prime Index + 0.847%), 8.35%, 8/25/27(b)	5,435
168,345	(Prime Index + 0.859%), 8.36%, 6/25/29(b)	172,819
45,913	(Prime Index + 0.865%), 8.37%, 3/25/29(b)	46,900
14,399	(Prime Index + 0.878%), 8.38%, 6/25/28(b)	14,505
49,414	(Prime Index + 0.877%), 8.38%, 2/25/30(b)	51,016
25,444	(Prime Index + 0.899%), 8.40%, 1/25/29(b)	26,005
54,740	(Prime Index + 0.950%), 8.45%, 5/25/29(b)	56,456
25,786	(Prime Index + 0.945%), 8.45%, 7/25/29(b)	26,615
377,122	(Prime Index + 0.945%), 8.45%, 12/25/30(b)	394,287
112,802	(Prime Index + 0.989%), 8.49%, 7/25/30(b)	116,840
87,446	(Prime Index + 0.989%), 8.49%, 1/25/31(b)	91,523
18,743	(Prime Index + 0.999%), 8.50%, 11/25/28(b)	19,254
70,258	(Prime Index + 1.018%), 8.52%, 7/25/29(b)	72,246
105,906	(Prime Index + 1.023%), 8.52%, 2/25/31(b)	110,855
60,848	(Prime Index + 1.047%), 8.55%, 9/25/29(b)	63,153
114,208	(Prime Index + 1.066%), 8.57%, 12/25/29(b)	118,881
53,374	(Prime Index + 1.072%), 8.57%, 6/25/30(b)	55,537
4,059	(Prime Index + 1.126%), 8.63%, 11/25/26(b)	4,073

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$99,874	(Prime Index + 1.148%), 8.65%, 9/25/28(b)	$102,026
50,467	(Prime Index + 1.232%), 8.73%, 6/25/29(b)	52,460
74,370	(Prime Index + 1.236%), 8.74%, 5/25/29(b)	76,967
35,560	(Prime Index + 1.245%), 8.75%, 10/25/31(b)	37,544
185,779	(Prime Index + 1.352%), 8.85%, 6/25/31(b)	195,827
16,782	9.08%, 9/25/29	17,157
97,926	(Prime Index + 1.575%), 9.08%, 7/25/30(b)	102,659
9,587	(Prime Index + 1.605%), 9.11%, 7/25/28(b)	9,719
30,042	(Prime Index + 2.325%), 9.83%, 10/25/30(b)	31,900
121,254	(Prime Index + 2.325%), 9.83%, 1/25/31(b)	129,350
59,259	9.88%, 6/7/29(c)	61,290
		18,480,481

Total U.S. Government Agency Obligations		18,480,481
(Cost $19,179,961)
Municipal Bonds — 1.8%
California — 0.9%
2,000,000	California Health Facilities Financing Authority Revenue, 2.93%, 6/1/32, Callable 6/1/29 @ 100	1,798,930
775,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 7/31/25 @ 100	775,057
200,000	City & County of San Francisco GO, 1.95%, 6/15/27	192,229
1,790,000	City & County of San Francisco GO, Series A, 1.78%, 6/15/29	1,641,360
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,617,982
		6,025,558
Colorado — 0.00%
86,877	Colorado Housing & Finance Authority Revenue, Series V, 3.40%, 11/1/45, (Credit Support: FHA)	76,711

District of Columbia — 0.1%
517,642	District of Columbia Housing Finance Agency Revenue, Series A, 3.24%, 3/1/49, (Credit Support: FHA), Callable 1/1/70 @ 100	466,896

Illinois — 0.00%
110,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 7/31/25 @ 100	110,107

Minnesota — 0.1%
446,472	City of Minnetonka Housing Revenue, Series A, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	407,415

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
New York — 0.6%
$300,000	New York City Housing Development Corp. Revenue, Series B, 1.02%, 5/1/26	$291,742
300,000	New York City Housing Development Corp. Revenue, Series G, 2.62%, 5/1/26, Callable 11/1/25 @ 100	295,596
200,000	New York City Housing Development Corp. Revenue, Series B, 1.12%, 11/1/26	191,811
500,000	New York City Housing Development Corp. Revenue, Series B, 3.56%, 11/1/26, Callable 2/1/26 @ 100	495,134
160,000	New York City Housing Development Corp. Revenue, Series B, 1.38%, 5/1/27	152,028
250,000	New York City Housing Development Corp. Revenue, Series B, 1.48%, 11/1/27	234,983
1,000,000	New York City Housing Development Corp. Revenue, Series B, 3.61%, 11/1/27, Callable 2/1/26 @ 100	986,803
500,000	New York City Housing Development Corp. Revenue, Series B, 3.81%, 11/1/29, Callable 2/1/26 @ 100	488,951
195,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, Callable 7/31/25 @ 100	195,088
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, Callable 7/31/25 @ 100	1,000,122
		4,332,258
Vermont — 0.00%
100,000	Vermont Housing Finance Agency Property Transfer Tax Revenue Revenue, 3.45%, 11/1/29	96,151

Washington — 0.1%
800,000	City of Seattle WA GO, Series B, 3.38%, 12/1/28, Callable 12/1/27 @ 100	781,718

Total Municipal Bonds		12,296,814
(Cost $12,804,035)
Corporate Bond — 0.00%
Consumer, Non-cyclical — 0.00%
80,000	Montefiore Medical Center, 2.15%, 10/20/26	78,438

Total Corporate Bond		78,438
(Cost $80,000)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
Investment Company — 1.5%
10,775,923	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(d)	$10,775,923

Total Investment Company		10,775,923
(Cost $10,775,923)

Total Investments		$753,417,423
(Cost $820,846,055) — 106.9%
Liabilities in excess of other assets — (6.9)%		(48,690,672)
NET ASSETS — 100.0%		$704,726,751

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Floating rate note. Rate shown is as of report date.
(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(d)	Affiliated investment.
Financial futures contracts as of June 30, 2025:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	120	September 2025	$(2,135)	USD	$24,962,813	Citigroup Global Markets, Inc.
5 Year U.S. Treasury Note	70	September 2025	94,951	USD	7,630,000	Citigroup Global Markets, Inc.
Total			$92,816

Abbreviations used are defined below:
FHA - Insured by Federal Housing Administration
GO - General Obligations
SOFR30A - Secured Overnight Financing Rate 30 Day Average
TBA - To-be-announced
USD - United States Dollar